UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Hong T. Le

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM Semi-annual report for the six months ended April 30, 2021

A balanced fund
with global scope

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	22.12%	6.48%	6.07%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.84% for Class A shares as of the prospectus dated January 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2021, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.10%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Global Balanced Fund for the periods ended April 30, 2021, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GBLAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

21	Financial statements

25	Notes to financial statements

39	Financial highlights

Results at a glance

Returns for periods ended April 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	16.61%	24.84%	7.89%	6.53%	6.97%
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[1,2,3]	16.25	27.67	9.49	6.49	6.82
MSCI ACWI (All Country World Index)[1]	28.29	45.75	13.85	9.17	9.50
Bloomberg Barclays Global Aggregate Index[2]	–0.17	3.95	2.64	2.05	2.39

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes. The index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets.
[2]	Source: Bloomberg Index Services Ltd.
[3]	The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI with the Bloomberg Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly. Effective January 1, 2021, the fund’s primary benchmark is 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index.

American Funds Global Balanced Fund	1

Investment portfolio April 30, 2021	unaudited

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Information technology	10.82%
Financials	10.58
Communication services	9.55
Health care	8.75
Industrials	4.92

Currency diversification	Percent of net assets

	Equity securities	Bonds, notes & other debt instruments	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	38.87%	13.02%	—%	4.80%	56.69%
Euros	6.16	3.83	.01	—	10.00
Japanese yen	2.69	2.81	—	—	5.50
British pounds	4.22	1.23	—	—	5.45
Canadian dollars	2.65	.66	—	—	3.31
Chinese yuan renminbi	.11	2.61	—	—	2.72
Hong Kong dollars	2.49	—	—	—	2.49
Indian rupees	2.33	.03	—	—	2.36
Swiss francs	2.35	—	—	—	2.35
Brazilian reais	.97	.48	—	—	1.45
Other currencies	3.92	3.72	(.01)	.05	7.68
Total					100.00%

Common stocks 66.39%	Shares	Value (000)
Information technology 10.82%
Broadcom Inc.	1,887,800	$861,214
Microsoft Corp.	2,367,200	596,961
Atlassian Corp. PLC, Class A1	815,586	193,751
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	8,422,200	182,188
Mastercard Inc., Class A	467,300	178,537
Globalwafers Co., Ltd.[2]	4,500,000	140,383
ASML Holding NV	195,000	126,878
Adobe Inc.[1]	178,170	90,571
NXP Semiconductors NV	464,000	89,325
ServiceNow, Inc.[1]	140,000	70,892
Accenture PLC, Class A	190,700	55,297

2	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Cognizant Technology Solutions Corp., Class A	453,800	$36,486
Micron Technology, Inc.[1]	331,000	28,489
Arista Networks, Inc.[1]	49,000	15,443
		2,666,415

Financials 10.58%
Tradeweb Markets Inc., Class A	2,857,692	232,273
JPMorgan Chase & Co.	1,413,313	217,382
Zurich Insurance Group AG	517,905	212,493
DNB ASA	9,525,723	204,899
B3 SA - Brasil, Bolsa, Balcao	17,304,280	164,058
Toronto-Dominion Bank (CAD denominated)	2,373,100	163,143
Ping An Insurance (Group) Company of China, Ltd., Class H	11,036,500	120,698
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	7,752
HDFC Bank Ltd.[1]	6,650,610	126,804
CME Group Inc., Class A	558,658	112,843
Citigroup Inc.	1,530,000	108,997
DBS Group Holdings Ltd.	4,420,484	99,355
Housing Development Finance Corp. Ltd.	2,750,000	89,848
S&P Global Inc.	200,000	78,078
Kotak Mahindra Bank Ltd.[1]	2,895,100	68,351
Nasdaq, Inc.	367,500	59,366
China Pacific Insurance (Group) Co., Ltd., Class H	15,856,000	57,359
AIA Group Ltd.	4,483,600	57,086
Münchener Rückversicherungs-Gesellschaft AG	168,213	48,668
Banco Santander, SA	11,233,000	43,418
BNP Paribas SA1	608,000	39,026
PNC Financial Services Group, Inc.	199,400	37,278
Aegon NV	7,106,000	33,028
Swedbank AB, Class A	1,725,300	30,314
Principal Financial Group, Inc.	440,400	28,128
Tryg A/S2	1,138,582	26,069
ING Groep NV	2,018,000	25,790
BOC Hong Kong (Holdings) Ltd.	7,099,000	25,041
KBC Groep NV	313,500	24,356
Lufax Holding Ltd. (ADR)[1,3]	1,658,800	19,740
Allfunds Group PLC[1]	1,083,800	18,216
Bank Central Asia Tbk PT	7,079,000	15,694
FinecoBank SpA[1]	640,000	11,018
		2,606,569

Communication services 9.55%
Alphabet Inc., Class A1	186,475	438,869
Alphabet Inc., Class C1	34,271	82,597
Netflix, Inc.[1]	874,570	449,066
Comcast Corp., Class A	5,527,300	310,358
Facebook, Inc., Class A1	729,000	236,983
Yandex NV, Class A1	2,847,086	186,627
SoftBank Corp.	11,120,047	143,414
Tencent Holdings Ltd.	1,688,400	135,416
SoftBank Group Corp.	1,240,800	112,227
Bilibili Inc., Class Z (ADR)[1,3]	747,000	82,812
Bilibili Inc., Class Z1	127,680	14,646
BCE Inc.	1,428,000	67,499
Omnicom Group Inc.	676,000	55,608
Electronic Arts Inc.	251,600	35,747
Z Holdings Corp.	263,900	1,219
		2,353,088

Health care 8.75%
Abbott Laboratories	4,053,379	486,730
Gilead Sciences, Inc.	6,409,700	406,824
Daiichi Sankyo Company, Ltd.	9,505,500	242,399
Novartis AG	2,353,950	200,946
Amgen Inc.	689,345	165,195
Stryker Corp.	544,700	143,055
Thermo Fisher Scientific Inc.	297,500	139,893
UnitedHealth Group Inc.	212,700	84,825

American Funds Global Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
GlaxoSmithKline PLC	3,773,000	$69,802
Medtronic PLC	465,000	60,878
Zimmer Biomet Holdings, Inc.	264,000	46,770
BioMarin Pharmaceutical Inc.[1]	426,517	33,234
Chugai Pharmaceutical Co., Ltd.	848,700	31,847
WuXi Biologics (Cayman) Inc.[1]	1,603,500	22,604
Alcon Inc.[1]	261,680	19,628
		2,154,630

Industrials 4.92%
Raytheon Technologies Corp.	3,638,400	302,860
Carrier Global Corp.	2,750,000	119,845
VINCI SA	1,000,000	109,886
RELX PLC	4,220,300	109,546
General Dynamics Corp.	456,400	86,821
Airports of Thailand PCL, foreign registered	41,041,000	81,720
Ryanair Holdings PLC (ADR)[1]	580,200	67,796
Ryanair Holdings PLC[1]	611,922	12,433
CSX Corp.	766,000	77,174
LIXIL Corp.	2,625,000	71,119
BAE Systems PLC	6,460,000	45,161
Recruit Holdings Co., Ltd.	907,400	41,007
NIBE Industrier AB, Class B	566,200	20,720
Safran SA1	136,000	20,304
Melrose Industries PLC	7,277,400	16,372
Kone OYJ, Class B	185,800	14,596
Rumo SA1	3,860,800	14,215
		1,211,575

Materials 4.47%
Rio Tinto PLC	3,603,633	302,390
Vale SA, ordinary nominative (ADR)	11,580,635	233,002
Vale SA, ordinary nominative	3,020,700	60,625
BHP Group PLC	5,704,000	172,084
Evonik Industries AG	3,452,199	120,860
Fortescue Metals Group Ltd.	3,404,000	59,237
Dow Inc.	555,000	34,688
Air Liquide SA, non-registered shares	189,500	31,923
CRH PLC	595,949	28,107
WestRock Co.	402,000	22,412
Arkema SA	162,300	20,293
Freeport-McMoRan Inc.	421,500	15,895
		1,101,516

Consumer discretionary 4.33%
General Motors Company[1]	5,952,700	340,613
LVMH Moët Hennessy-Louis Vuitton SE	300,400	226,156
MercadoLibre, Inc.[1]	117,100	183,962
Amazon.com, Inc.[1]	41,325	143,291
Astra International Tbk PT	159,476,100	60,721
Kering SA	59,400	47,597
Alibaba Group Holding Ltd.[1]	1,329,900	38,522
Airbnb, Inc., Class A1,3	156,000	26,943
		1,067,805

Utilities 4.16%
DTE Energy Company	1,562,800	218,823
E.ON SE	12,962,700	156,249
Power Grid Corp. of India Ltd.	40,000,000	118,829
Duke Energy Corp.	796,600	80,210
Iberdrola, SA, non-registered shares[1]	5,688,476	76,836
Dominion Energy, Inc.	916,900	73,260
China Gas Holdings Ltd.	20,000,000	72,222
ENN Energy Holdings Ltd.	4,116,000	70,156
Entergy Corp.	471,900	51,574
Enel SpA	4,088,600	40,637

4	American Funds Global Balanced Fund

Common stocks (continued)	Shares		Value (000)
Utilities (continued)
SSE PLC	1,639,682		$33,243
National Grid PLC	2,630,997		33,087
Engie SA1	—	[4]	—	[4]
			1,025,126

Consumer staples 3.26%
Philip Morris International Inc.	1,583,859		150,467
Nestlé SA	1,220,600		145,523
ITC Ltd.	50,214,000		137,343
Imperial Brands PLC	4,488,200		93,441
Pernod Ricard SA	356,500		73,162
British American Tobacco PLC	1,217,200		45,085
Altria Group, Inc.	921,500		44,002
Thai Beverage PCL	44,716,400		24,026
Treasury Wine Estates Ltd.	2,530,300		19,570
Kweichow Moutai Co., Ltd., Class A	60,709		18,826
Kirin Holdings Company, Ltd.	1,000,100		18,764
Keurig Dr Pepper Inc.	520,000		18,642
Heineken NV	134,800		15,629
			804,480

Energy 2.89%
Canadian Natural Resources, Ltd. (CAD denominated)	10,984,600		333,430
Chevron Corp.	906,600		93,443
BP PLC	17,755,698		74,300
Neste Oyj	1,215,700		73,663
Royal Dutch Shell PLC, Class B	2,560,000		45,926
Cenovus Energy Inc.	4,610,000		35,893
Enbridge Inc. (CAD denominated)	737,200		28,435
TC Energy Corp. (CAD denominated)	523,647		25,907
			710,997

Real estate 2.66%
Crown Castle International Corp. REIT	1,393,700		263,493
Digital Realty Trust, Inc. REIT	870,700		134,358
Equinix, Inc. REIT	126,719		91,334
CTP NV1	4,678,986		79,036
Alexandria Real Estate Equities, Inc. REIT	294,000		53,243
Embassy Office Parks REIT	7,973,200		33,649
			655,113

Total common stocks (cost: $11,139,599,000)			16,357,314

Preferred securities 0.06%
Financials 0.06%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	1,206,000		7,429
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	1,166,000		7,322

Total preferred securities (cost: $18,199,000)			14,751

Convertible stocks 0.31%
Industrials 0.21%
Stanley Black & Decker, Inc., Series C, 5.00% cumulative convertible preferred shares	37,500		51,000

Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	17,500		24,775

Total convertible stocks (cost: $61,053,000)			75,775

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments 28.39%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 14.30%
Abu Dhabi (Emirate of) 0.75% 2023[5]		$10,835	$10,905
Agricultural Development Bank of China, 3.75% 2029	CNY	1,030	162
Agricultural Development Bank of China, 2.96% 2030		17,000	2,506
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	72,345	61,630
Australia (Commonwealth of), Series 163, 1.00% 2031		127,110	90,936
Australia (Commonwealth of), Series 162, 1.75% 2051		20,850	13,031
Brazil (Federative Republic of) 0% 2021	BRL	363,000	65,661
Brazil (Federative Republic of) 0% 2021		65,000	11,897
Brazil (Federative Republic of) 6.00% 2024[6]		195,936	39,729
Canada 2.25% 2025	C$	51,600	44,586
Canada 2.25% 2029		94,745	82,452
Canada 2.75% 2048		10,200	9,521
Chile (Republic of) 4.50% 2026	CLP	15,095,000	23,013
China (People’s Republic of), Series 1916, 3.12% 2026	CNY	329,350	51,216
China (People’s Republic of), Series INBK, 2.85% 2027		428,600	65,283
China (People’s Republic of), Series IMBK, 3.28% 2027		181,450	28,296
China (People’s Republic of), Series 1906, 3.29% 2029		22,290	3,467
China (People’s Republic of), Series 1910, 3.86% 2049		833,670	132,866
China (People’s Republic of), Series INBK, 3.39% 2050		12,000	1,755
China (People’s Republic of), Series INBK, 3.81% 2050		241,180	38,149
China Development Bank Corp., Series 2008, 2.89% 2025		209,350	31,868
China Development Bank Corp., Series 1909, 3.50% 2026		28,330	4,411
China Development Bank Corp., Series 1904, 3.68% 2026		53,480	8,387
China Development Bank Corp., Series 2009, 3.39% 2027		181,600	27,964
China Development Bank Corp., Series 2004, 3.43% 2027		239,340	36,985
China Development Bank Corp., Series 1805, 4.04% 2028		556,460	89,014
China Development Bank Corp., Series 1805, 4.88% 2028		135,910	22,781
China Development Bank Corp., Series 1905, 3.48% 2029		359,680	55,383
China Development Bank Corp., Series 2005, 3.07% 2030		292,160	43,471
Colombia (Republic of) 5.75% 2027	COP	55,894,500	14,551
Colombia (Republic of) 7.25% 2050		57,462,000	13,891
Colombia (Republic of), Series B, 7.25% 2034		3,151,000	828
Costa Rica (Republic of) 6.125% 2031[5]		$2,080	2,176
Czech Republic 0% 2024	CZK	355,300	15,824
Czech Republic 1.25% 2025		304,180	14,158
European Financial Stability Facility 0.40% 2025		€13,200	16,401
European Investment Bank 2.25% 2022		$8,787	8,949
European Union 0% 2028		€10,920	13,339
Export-Import Bank of India 0.59% 2022		¥1,100,000	10,034
French Republic O.A.T. 0% 2030		€86,670	103,553
French Republic O.A.T. 3.25% 2045		6,700	12,523
French Republic O.A.T. 0.75% 2052		800	912
Germany (Federal Republic of) 0.50% 2027		36,395	46,541
Germany (Federal Republic of) 0% 2030		51,750	63,640
Germany (Federal Republic of) 0% 2030		1,460	1,800
Germany (Federal Republic of) 0% 2050		15,130	16,389
Greece (Hellenic Republic of) 3.45% 2024		27,500	36,604
Greece (Hellenic Republic of) 3.375% 2025		19,678	26,769
Greece (Hellenic Republic of) 2.00% 2027		8,330	10,999
Greece (Hellenic Republic of) 0.75% 2031		460	541
Indonesia (Republic of) 0.67% 2021		¥300,000	2,745
Indonesia (Republic of) 0.54% 2022		300,000	2,750
Indonesia (Republic of) 0.89% 2022		100,000	920
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	162,796,000	12,536
Indonesia (Republic of), Series 82, 7.00% 2030		64,503,000	4,619
Indonesia (Republic of), Series 87, 6.50% 2031		80,503,000	5,589
Indonesia (Republic of), Series 74, 7.50% 2032		24,321,000	1,765
Indonesia (Republic of), Series 65, 6.625% 2033		60,802,000	4,187
Indonesia (Republic of), Series 68, 8.375% 2034		62,682,000	4,814
Israel (State of) 2.875% 2024		€4,600	6,007
Israel (State of) 1.50% 2027		1,825	2,374
Israel (State of) 2.50% 2030		$11,080	11,475
Israel (State of) 2.75% 2030		1,650	1,741
Israel (State of) 3.375% 2050		2,970	3,061
Israel (State of) 3.875% 2050		4,505	5,033
Italy (Republic of) 1.85% 2025		€27,110	35,025
Italy (Republic of) 0.95% 2027		15,626	19,421

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Italy (Republic of) 0.25% 2028		€51,970	$61,478
Italy (Republic of) 1.35% 2030		15,565	19,675
Italy (Republic of) 1.65% 2030		2,000	2,585
Italy (Republic of) 1.45% 2036		7,100	8,714
Japan, Series 315, 1.20% 2021		¥2,439,000	22,354
Japan, Series 17, 0.10% 2023[6]		246,045	2,266
Japan, Series 19, 0.10% 2024[6]		1,478,980	13,627
Japan, Series 20, 0.10% 2025[6]		664,825	6,131
Japan, Series 21, 0.10% 2026[6]		1,318,174	12,185
Japan, Series 346, 0.10% 2027		7,129,800	65,910
Japan, Series 23, 0.10% 2028[6]		11,946,046	110,924
Japan, Series 24, 0.10% 2029[6]		7,796,333	72,249
Japan, Series 356, 0.10% 2029		4,452,900	41,020
Japan, Series 359, 0.10% 2030		597,150	5,488
Japan, Series 145, 1.70% 2033		6,000,000	64,938
Japan, Series 152, 1.20% 2035		13,890,150	143,652
Japan, Series 21, 2.30% 2035		1,360,000	16,057
Japan, Series 36, 2.00% 2042		200,000	2,378
Japan, Series 42, 1.70% 2044		928,200	10,642
Malaysia (Federation of), Series 0417, 3.899% 2027	MYR	56,610	14,636
Malaysia (Federation of), Series 0318, 4.642% 2033		68,960	18,131
Malaysia (Federation of), Series 0418, 4.893% 2038		118,921	31,429
Malaysia (Federation of), Series 0219, 4.467% 2039		39,600	9,945
Malaysia (Federation of), Series 0519, 3.757% 2040		83,863	19,420
Malaysia (Federation of), Series 0216, 4.736% 2046		23,569	6,071
Malaysia (Federation of), Series 0518, 4.921% 2048		41,301	11,078
Malaysia (Federation of), Series 0519, 4.638% 2049		6,660	1,667
Malaysia (Federation of), Series 0120, 4.065% 2050		13,321	3,105
Morocco (Kingdom of) 1.375% 2026		€2,945	3,561
Morocco (Kingdom of) 2.00% 2030		2,935	3,500
Morocco (Kingdom of) 1.50% 2031		17,830	20,193
National Highways Authority of India 7.17% 2021	INR	480,000	6,622
National Highways Authority of India 7.27% 2022		100,000	1,395
Norway (Kingdom of) 3.75% 2021	NKr	14,670	1,766
Norway (Kingdom of) 1.75% 2025		288,490	35,837
Nova Scotia (Province of) 3.15% 2051	C$	5,500	4,719
Panama (Republic of) 3.75% 2026[5]		$1,000	1,078
Panama (Republic of) 4.50% 2056		650	718
Peru (Republic of) 6.15% 2032	PEN	1,130	312
PETRONAS Capital Ltd. 4.55% 2050[5]		$1,070	1,273
Philippines (Republic of) 0.38% 2021		¥400,000	3,662
Philippines (Republic of) 0.001% 2024		2,600,000	23,792
Philippines (Republic of) 0.25% 2025		€3,750	4,530
Philippines (Republic of) 0.70% 2029		2,970	3,561
Poland (Republic of), Series 1029, 2.75% 2029	PLN	15,470	4,457
Portuguese Republic 0.475% 2030		€5,240	6,363
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]		$1,170	1,199
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]		1,580	1,821
PT Indonesia Asahan Aluminium Tbk 5.45% 2030		450	519
Qatar (State of) 5.103% 2048[5]		1,345	1,709
Quebec (Province of) 1.50% 2031	C$	19,006	14,520
Romania 3.624% 2030		€51,473	71,496
Romania 2.00% 2032		3,500	4,241
Romania 2.00% 2033		33,865	40,209
Romania 3.50% 2034		1,865	2,551
Romania 3.875% 2035		8,360	11,686
Romania 3.375% 2038		2,695	3,515
Russian Federation 7.00% 2023	RUB	1,644,070	22,403
Russian Federation 2.875% 2025		€11,800	15,501
Russian Federation 7.15% 2025	RUB	90,000	1,234
Russian Federation 4.25% 2027		$4,200	4,659
Russian Federation 4.375% 2029[5]		5,000	5,608
Russian Federation 6.90% 2029	RUB	1,016,325	13,553
Russian Federation 7.65% 2030		3,660,600	51,083
Russian Federation 5.90% 2031		366,860	4,507
Russian Federation 8.50% 2031		151,920	2,245
Russian Federation 7.70% 2033		854,120	11,951

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Russian Federation 7.25% 2034	RUB	224,860	$3,038
Russian Federation 5.10% 2035[5]		$3,200	3,772
Saskatchewan (Province of) 3.05% 2028	C$	8,000	7,085
Serbia (Republic of) 3.125% 2027		€42,040	55,702
Serbia (Republic of) 1.50% 2029		7,919	9,445
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	3,200,000	2,924
South Korea (Republic of), Series 2503, 1.50% 2025		1,385,650	1,247
South Korea (Republic of), Series 2712, 2.375% 2027		26,409,910	24,441
Spain (Kingdom of) 0.80% 2027		€6,230	7,863
Spain (Kingdom of) 1.45% 2029		5,780	7,623
Spain (Kingdom of) 1.25% 2030		17,312	22,428
Spain (Kingdom of) 2.70% 2048		2,690	4,225
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021		$18,707	18,259
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		2,878	2,608
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022		2,852	2,346
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[5]		214	156
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023		6,986	5,106
Tunisia (Republic of) 6.75% 2023		€4,119	4,827
Tunisia (Republic of) 6.375% 2026		8,100	9,210
Turkey (Republic of) 6.35% 2024		$8,700	8,984
Ukraine 17.25% 2022	UAH	207,326	7,821
Ukraine 15.84% 2025		13,500	530
Ukraine 6.75% 2026		€8,069	10,415
Ukraine 4.375% 2030		9,970	11,021
United Kingdom 2.75% 2024		£5,310	7,959
United Kingdom 1.25% 2027		9,740	14,041
United Kingdom 4.25% 2027		22,870	39,148
United Kingdom 0.375% 2030		21,055	27,772
United Kingdom 4.75% 2030		18,520	34,779
United Kingdom 0.25% 2031		22,395	28,810
United Kingdom 4.25% 2032		11,615	21,564
United Kingdom 4.50% 2034		9,400	18,495
United Kingdom 0.625% 2035		45,941	58,813
United Kingdom 3.25% 2044		7,300	13,906
United Kingdom 3.50% 2045		2,850	5,682
United Kingdom 1.50% 2047		4,450	6,369
United Kingdom 0.625% 2050		4,915	5,612
United Kingdom 1.25% 2051		5,907	7,958
United Mexican States 0.70% 2021		¥1,100,000	10,069
United Mexican States 0.62% 2022		100,000	918
United Mexican States 2.659% 2031		$308	297
United Mexican States, Series M20, 10.00% 2024	MXN	397,100	22,380
United Mexican States, Series M, 5.75% 2026		971,600	47,578
United Mexican States, Series M, 7.50% 2027		921,000	48,309
United Mexican States, Series M20, 8.50% 2029		176,000	9,690
			3,524,338

U.S. Treasury bonds & notes 6.89%
U.S. Treasury 6.36%
U.S. Treasury 2.00% 2021		$1,041	1,048
U.S. Treasury 0.125% 2022		35,070	35,074
U.S. Treasury 1.75% 2022		21,595	22,012
U.S. Treasury 1.875% 2022[7]		109,130	111,848
U.S. Treasury 0.125% 2023		68,326	68,306
U.S. Treasury 2.50% 2023		106,269	111,026
U.S. Treasury 2.625% 2023		19,300	20,170
U.S. Treasury 2.75% 2023		116,981	122,985
U.S. Treasury 1.50% 2024		122,446	126,827
U.S. Treasury 2.125% 2024		17,475	18,472
U.S. Treasury 2.375% 2024		51,500	54,507
U.S. Treasury 0.25% 2025		187,118	183,664
U.S. Treasury 2.75% 2025		47,790	51,941
U.S. Treasury 2.875% 2025[7]		80,451	87,918
U.S. Treasury 2.875% 2025		19,900	21,811
U.S. Treasury 0.75% 2026		137,501	136,974
U.S. Treasury 0.50% 2027		14,280	13,687
U.S. Treasury 2.25% 2027[7]		32,482	34,606

8	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2027	$18,600	$19,862
U.S. Treasury 2.75% 2028	26,500	29,078
U.S. Treasury 0.625% 2030[7]	107,320	98,727
U.S. Treasury 0.625% 2030	22,050	20,204
U.S. Treasury 0.875% 2030	71,240	66,611
U.S. Treasury 1.125% 2031	3,890	3,714
U.S. Treasury 1.125% 2040[7]	56,260	47,049
U.S. Treasury 1.625% 2050[7]	55,967	47,868
U.S. Treasury 2.00% 2050	13,220	12,395
		1,568,384

U.S. Treasury inflation-protected securities 0.53%
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	76,365	83,160
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	20,270	22,810
U.S. Treasury Inflation-Protected Security 0.125% 2051[6]	23,120	23,850
		129,820

Total U.S. Treasury bonds & notes		1,698,204

Corporate bonds, notes & loans 6.03%
Financials 1.54%
ACE INA Holdings Inc. 2.875% 2022	645	668
ACE INA Holdings Inc. 3.35% 2026	645	709
ACE INA Holdings Inc. 4.35% 2045	665	807
Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[8]	€9,000	11,997
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	$3,710	3,782
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[8]	2,100	2,213
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	13,215	13,255
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[8]	700	696
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	9,500	9,525
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[8]	700	706
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[8]	10,330	10,431
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[8]	3,402	3,687
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[8]	5,200	5,219
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[8]	241	244
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[8]	5,600	6,298
Bank of China/Tokyo 0.42% 2021	¥300,000	2,747
Barclays Bank PLC 10.00% 2021	£3,700	5,131
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	6,010
Citigroup Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[8]	6,812	6,837
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	14,050	15,079
Citigroup Inc. 3.20% 2026	3,329	3,613
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	1,535	1,601
Commonwealth Bank of Australia 2.688% 2031[5]	14,075	13,774
Credit Suisse Group AG 3.00% 2021	3,450	3,495
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,8]	600	664
Danske Bank AS 3.875% 2023[5]	5,300	5,669
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[8]	225	228
Goldman Sachs Group, Inc. 1.00% 2021[5]	¥219,000	2,005
Goldman Sachs Group, Inc. 5.25% 2021	$900	910
Goldman Sachs Group, Inc. 2.80% 2022[5]	¥180,000	1,679
Goldman Sachs Group, Inc. 3.20% 2023	$4,000	4,196
Goldman Sachs Group, Inc. 3.50% 2025	5,126	5,578
Goldman Sachs Group, Inc. 2.60% 2030	640	654
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[8]	8,411	8,459
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[8]	2,565	2,905
Goldman Sachs Group, Inc. 4.75% 2045	539	676
Groupe BPCE SA 0.64% 2022	¥1,500,000	13,761
Groupe BPCE SA 5.70% 2023[5]	$7,625	8,499
Groupe BPCE SA 1.00% 2025	€6,800	8,455
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[8]	$4,670	4,853
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	9,368	10,404
HSBC Holdings PLC 4.95% 2030	1,200	1,418
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[8]	700	683
Intesa Sanpaolo SpA 1.36% 2022	¥500,000	4,598
Intesa Sanpaolo SpA 5.017% 2024[5]	$10,165	11,047

American Funds Global Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 3.25% 2022		$1,850	$1,926
JPMorgan Chase & Co. 2.70% 2023		4,225	4,409
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[8]		850	838
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[8]		12,058	12,117
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[8]		11,445	13,275
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[8]		1,230	1,259
Lloyds Banking Group PLC 7.625% 2025		£1,225	2,109
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[8]		$800	801
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022		3,000	3,083
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[8]		9,110	8,946
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[8]		8,173	8,216
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[8]		2,586	2,645
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[8]		925	877
New York Life Global Funding 1.20% 2030[5]		6,520	6,007
New York Life Insurance Company 3.75% 2050[5]		1,261	1,357
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[5,8]		3,529	3,515
PNC Financial Services Group, Inc. 2.854% 2022[8]		2,000	2,076
Rabobank Nederland 4.625% 2023		3,750	4,115
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[8]		€5,450	6,563
Royal Bank of Canada 1.20% 2026		$11,075	11,048
Santander Consumer Finance SA 0.325% 2022		¥100,000	912
Santander Holdings USA, Inc. 3.244% 2026		$7,400	7,903
Skandinaviska Enskilda Banken AB 2.80% 2022		5,000	5,109
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,8]		2,600	2,948
UniCredit SpA 4.625% 2027[5]		3,012	3,381
United Overseas Bank Ltd., junior subordinated, 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23 on 10/14/2026)[5,8]		10,765	10,722
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[8]		14,700	15,147
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[8]		10,400	10,776
			377,945

Energy 0.94%
Baker Hughes, a GE Co. 4.486% 2030		1,258	1,452
Canadian Natural Resources Ltd. 2.95% 2030		9,926	10,048
Canadian Natural Resources Ltd. 4.95% 2047		50	59
Cenovus Energy Inc. 5.40% 2047		900	1,026
Chevron Corp. 2.498% 2022		9,180	9,336
Chevron USA Inc. 2.343% 2050		300	255
ConocoPhillips 4.85% 2048[5]		1,780	2,220
Enbridge Energy Partners, LP 5.875% 2025		1,845	2,188
Enbridge Energy Partners, LP 7.375% 2045		5,035	7,511
Enbridge Inc. 2.50% 2025		2,800	2,931
Enbridge Inc. 4.25% 2026		2,685	3,028
Enbridge Inc. 3.70% 2027		2,083	2,284
Energy Transfer Operating, LP 5.00% 2050		15,750	16,626
Energy Transfer Partners, LP 6.25% 2049		2,820	3,391
Equinor ASA 1.75% 2026		1,385	1,427
Equinor ASA 2.375% 2030		2,785	2,819
Exxon Mobil Corp. 2.992% 2025		4,515	4,864
Kinder Morgan Energy Partners, LP 5.00% 2043		1,980	2,274
Kinder Morgan, Inc. 4.30% 2025		20,905	23,347
Kinder Morgan, Inc. 5.55% 2045		6,894	8,429
MPLX LP 2.65% 2030		3,002	2,967
MPLX LP 5.50% 2049		12,975	15,808
ONEOK, Inc. 2.20% 2025		535	551
ONEOK, Inc. 3.10% 2030		5,235	5,320
ONEOK, Inc. 4.45% 2049		15,850	16,541
Petróleos Mexicanos 7.19% 2024	MXN	168,503	7,858
Petróleos Mexicanos 6.875% 2025[5]		$210	229
Petróleos Mexicanos 7.47% 2026	MXN	1,330	58
Petróleos Mexicanos 6.35% 2048		$1,482	1,265
Petróleos Mexicanos 6.95% 2060		414	367

10	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Pioneer Natural Resources Company 1.90% 2030	$228	$213
Plains All American Pipeline, LP 3.80% 2030	1,081	1,115
PTT Exploration and Production PCL 2.587% 2027[5]	740	764
Saudi Arabian Oil Co. 1.625% 2025[5]	200	203
Shell International Finance BV 3.50% 2023	6,505	7,008
Shell International Finance BV 2.375% 2029	4,110	4,197
Statoil ASA 3.25% 2024	4,100	4,458
Statoil ASA 3.70% 2024	1,475	1,603
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	18,000	20,002
TransCanada PipeLines Ltd. 4.10% 2030	3,360	3,776
Tullow Oil PLC 6.25% 2022	5,000	4,937
Williams Companies, Inc. 3.50% 2030	3,219	3,441
Williams Partners LP 4.30% 2024	2,000	2,181
Williams Partners LP 3.90% 2025	945	1,033
Williams Partners LP 4.00% 2025	18,185	20,131
		231,541

Communication services 0.74%
AT&T Inc. 2.30% 2027	1,000	1,027
AT&T Inc. 2.75% 2031	12,327	12,320
AT&T Inc. 2.05% 2032	€3,440	4,575
AT&T Inc. 2.55% 2033[5]	$8,900	8,492
Baidu Inc. 3.425% 2030	1,220	1,292
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[5]	7,004	7,259
CenturyLink, Inc. 7.50% 2024	3,685	4,128
CenturyLink, Inc., Series T, 5.80% 2022	4,907	5,068
Comcast Corp. 3.95% 2025	7,695	8,645
Comcast Corp. 0.25% 2027	€3,570	4,323
Deutsche Telekom International Finance BV 1.95% 2021[5]	$1,625	1,632
Deutsche Telekom International Finance BV 2.82% 2022[5]	2,625	2,664
Deutsche Telekom International Finance BV 4.375% 2028[5]	6,025	6,974
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,444
Discovery Communications, Inc. 3.625% 2030	1,467	1,571
France Télécom 5.375% 2050	£2,000	4,474
KT Corp. 0.38% 2021	¥200,000	1,830
KT Corp. 0.22% 2022	1,500,000	13,706
Sprint Corp. 11.50% 2021	$925	977
Tencent Holdings Ltd. 2.39% 2030[5]	12,000	11,769
Tencent Holdings Ltd. 3.24% 2050[5]	6,050	5,562
Tencent Music Entertainment Group, 2.00% 2030	2,055	1,937
T-Mobile US, Inc. 1.50% 2026[5]	3,900	3,909
T-Mobile US, Inc. 2.05% 2028[5]	2,500	2,485
T-Mobile US, Inc. 2.55% 2031[5]	3,900	3,842
T-Mobile US, Inc. 3.30% 2051[5]	600	560
Verizon Communications Inc. 0.85% 2025	1,500	1,481
Verizon Communications Inc. 0.375% 2029	€9,780	11,683
Verizon Communications Inc. 1.68% 2030[5]	$298	280
Verizon Communications Inc. 3.15% 2030	2,050	2,170
Verizon Communications Inc. 2.55% 2031	19,350	19,412
Verizon Communications Inc. 0.75% 2032	€4,480	5,328
Walt Disney Company 2.65% 2031	$16,880	17,384
		181,203

Utilities 0.67%
American Electric Power Company, Inc. 1.00% 2025	100	99
Berkshire Hathaway Energy Company 3.50% 2025	4,200	4,559
Berkshire Hathaway Energy Company 3.70% 2030	2,125	2,390
Berkshire Hathaway Energy Company 1.65% 2031	6,375	6,027
Berkshire Hathaway Energy Company 2.85% 2051	1,142	1,057
CMS Energy Corp. 3.60% 2025	2,000	2,186
CMS Energy Corp. 3.00% 2026	1,960	2,092
CMS Energy Corp. 3.45% 2027	890	983
Duke Energy Carolinas, LLC 3.05% 2023	8,535	8,959
Duke Energy Corp. 3.75% 2024	3,950	4,276
Duke Energy Progress, LLC 3.70% 2028	2,400	2,673
Edison International 5.75% 2027	833	976
Edison International 4.125% 2028	4,942	5,341

American Funds Global Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Enel Finance International SA 2.75% 2023[5]	$10,800	$11,235
Enel Finance International SA 3.625% 2027[5]	6,375	6,953
Enel Finance International SA 3.50% 2028[5]	3,800	4,102
Enersis Américas SA 4.00% 2026	1,215	1,325
ENN Energy Holdings Ltd. 2.625% 2030[5]	8,481	8,283
Entergy Texas, Inc. 1.75% 2031	175	165
Exelon Corp. 3.40% 2026	4,390	4,784
Exelon Corp., junior subordinated, 3.497% 2022[8]	1,350	1,391
FirstEnergy Corp. 4.40% 2027[8]	2,050	2,247
FirstEnergy Transmission LLC 2.866% 2028[5]	225	231
Grupo Energia Bogota SA ESP 4.875% 2030[5]	2,090	2,314
Interstate Power and Light Co. 2.30% 2030	2,650	2,641
NextEra Energy Capital Holdings, Inc. 0.65% 2023	850	853
NextEra Energy Capital Holdings, Inc. 2.25% 2030	13,786	13,646
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,380	2,569
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,069
Pacific Gas and Electric Co. 2.10% 2027	5,108	4,987
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,849
Pacific Gas and Electric Co. 4.65% 2028	1,049	1,155
Pacific Gas and Electric Co. 4.55% 2030	1,267	1,363
Pacific Gas and Electric Co. 2.50% 2031	19,558	18,436
Pacific Gas and Electric Co. 3.25% 2031	3,600	3,564
Pacific Gas and Electric Co. 3.30% 2040	11,495	10,252
Pacific Gas and Electric Co. 3.50% 2050	7,757	6,731
PT Perusahaan Listrik Negara 0.43% 2022	¥100,000	908
Public Service Company of Colorado 1.875% 2031	$500	486
Public Service Electric and Gas Co. 2.05% 2050	1,595	1,306
San Diego Gas & Electric Co. 1.70% 2030	325	311
Southern California Edison Co. 2.85% 2029	525	540
Southern California Edison Co. 2.25% 2030	500	489
State Grid Europe Development (2014) PLC 1.50% 2022	€541	657
State Grid Overseas Investment Ltd. 1.25% 2022	1,950	2,373
Xcel Energy Inc. 3.35% 2026	$4,502	4,923
		165,756

Consumer discretionary 0.52%
Amazon.com, Inc. 2.80% 2024	7,345	7,881
Amazon.com, Inc. 1.20% 2027	2,130	2,117
Amazon.com, Inc. 2.50% 2050	8,865	7,984
American Honda Finance Corp. 1.60% 2022	€1,930	2,365
American Honda Finance Corp. 1.95% 2024	1,740	2,237
American Honda Finance Corp. 0.75% 2026	£510	693
Bayerische Motoren Werke AG 1.85% 2021[5]	$1,500	1,507
Bayerische Motoren Werke AG 2.25% 2023[5]	1,000	1,038
Bayerische Motoren Werke AG 3.90% 2025[5]	2,780	3,080
Bayerische Motoren Werke AG 4.15% 2030[5]	2,780	3,214
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	10,275	10,306
General Motors Company 5.40% 2023	7,130	7,891
General Motors Financial Co. 5.20% 2023	8,746	9,476
General Motors Financial Co. 1.05% 2024	225	226
General Motors Financial Co. 2.40% 2028	10,250	10,278
Hyundai Capital America 2.375% 2027[5]	4,619	4,667
Lowe’s Companies, Inc. 3.00% 2050	400	378
NIKE, Inc. 3.375% 2050	1,875	2,007
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	14,055	16,299
Toyota Motor Credit Corp. 2.90% 2023	3,720	3,909
Toyota Motor Credit Corp. 0.80% 2025	932	926
Toyota Motor Credit Corp. 3.00% 2025	3,720	4,015
Toyota Motor Credit Corp. 3.375% 2030	1,239	1,364
Volkswagen Financial Services Japan Ltd. 0.29% 2021	¥600,000	5,491
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	$7,666	8,051
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	6,300	6,855
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	3,270	3,731
		127,986

12	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.51%
Abbott Laboratories 3.40% 2023	$735	$788
Abbott Laboratories 3.75% 2026	2,266	2,565
AbbVie Inc. 3.80% 2025	5,000	5,480
AbbVie Inc. 3.20% 2026	3,000	3,253
Amgen Inc. 1.90% 2025	1,644	1,705
Amgen Inc. 2.20% 2027	1,261	1,308
AstraZeneca PLC 2.375% 2022	1,500	1,531
AstraZeneca PLC 3.50% 2023	4,500	4,797
Bayer US Finance II LLC 3.875% 2023[5]	2,582	2,778
Bayer US Finance II LLC 4.25% 2025[5]	419	468
Becton, Dickinson and Company 2.894% 2022	2,170	2,226
Becton, Dickinson and Company 3.734% 2024	1,178	1,290
Becton, Dickinson and Company 3.70% 2027	1,888	2,100
Becton, Dickinson and Company 2.823% 2030	1,089	1,127
Bristol-Myers Squibb Company 2.90% 2024	4,010	4,299
Cigna Corp. 4.125% 2025	3,250	3,655
Cigna Corp. 2.375% 2031	437	432
CVS Health Corp. 3.70% 2023	157	166
EMD Finance LLC 3.25% 2025[5]	9,675	10,422
Medtronic, Inc. 3.50% 2025	2,491	2,749
Novartis Capital Corp. 2.40% 2022	3,000	3,060
Novartis Capital Corp. 1.75% 2025	2,619	2,707
Novartis Capital Corp. 2.00% 2027	1,428	1,477
Novartis Capital Corp. 2.20% 2030	3,021	3,071
Pfizer Inc. 2.80% 2022	4,236	4,331
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,502	3,266
Shire PLC 2.875% 2023	2,486	2,611
Shire PLC 3.20% 2026	905	984
Stryker Corp. 0.25% 2024	€1,200	1,456
Stryker Corp. 0.75% 2029	2,440	2,984
Stryker Corp. 1.00% 2031	1,130	1,393
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	1,984	2,441
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$27,380	25,744
Teva Pharmaceutical Finance Co. BV 4.10% 2046	7,700	6,575
Thermo Fisher Scientific Inc. 4.133% 2025	3,248	3,618
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]	7,454	7,620
		126,477

Consumer staples 0.34%
Altria Group, Inc. 4.75% 2021	1,500	1,500
Altria Group, Inc. 1.00% 2023	€2,100	2,563
Altria Group, Inc. 1.70% 2025	12,300	15,494
Altria Group, Inc. 2.20% 2027	6,300	8,123
Anheuser-Busch InBev NV 4.00% 2028	$2,800	3,146
Anheuser-Busch InBev NV 4.75% 2029	8,970	10,535
Anheuser-Busch InBev NV 4.50% 2050	845	970
British American Tobacco PLC 3.215% 2026	2,181	2,309
British American Tobacco PLC 3.557% 2027	2,610	2,782
British American Tobacco PLC 4.70% 2027	4,193	4,732
British American Tobacco PLC 3.462% 2029	2,625	2,730
Conagra Brands, Inc. 4.30% 2024	6,130	6,763
Conagra Brands, Inc. 1.375% 2027	355	346
Kimberly-Clark Corp. 3.10% 2030	374	407
Molson Coors Brewing Co. 2.10% 2021	5,210	5,222
PepsiCo, Inc. 1.40% 2031	985	926
Philip Morris International Inc. 0.875% 2026	572	564
Philip Morris International Inc. 2.10% 2030	2,078	2,027
Philip Morris International Inc. 4.25% 2044	1,900	2,140
Procter & Gamble Company 0.55% 2025	1,017	1,009
Procter & Gamble Company 1.20% 2030	4,610	4,317
Reynolds American Inc. 4.45% 2025	4,190	4,667
		83,272

American Funds Global Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.26%
Adobe Inc. 2.15% 2027	$3,585	$3,762
Apple Inc. 2.50% 2022	2,970	3,017
Apple Inc. 3.35% 2027	2,650	2,935
Apple Inc. 2.40% 2050	500	447
Broadcom Inc. 3.15% 2025	659	706
Broadcom Inc. 4.15% 2030	3,330	3,644
Broadcom Inc. 3.419% 2033[5]	2,171	2,203
Broadcom Inc. 3.75% 2051[5]	101	98
Fidelity National Information Services, Inc. 2.25% 2031	6	6
Fiserv, Inc. 2.65% 2030	500	510
Global Payments Inc. 1.20% 2026	118	117
Lenovo Group Ltd. 5.875% 2025	16,810	19,077
Microsoft Corp. 2.40% 2026	10,568	11,262
Microsoft Corp. 3.30% 2027	2,600	2,886
Oracle Corp. 2.65% 2026	5,224	5,511
Oracle Corp. 3.25% 2027	4,246	4,608
PayPal Holdings, Inc. 2.30% 2030	2,351	2,373
ServiceNow, Inc. 1.40% 2030	140	128
		63,290

Real estate 0.21%
American Campus Communities, Inc. 3.75% 2023	3,040	3,203
American Campus Communities, Inc. 4.125% 2024	3,730	4,076
American Campus Communities, Inc. 3.30% 2026	24,114	26,044
Corporate Office Properties LP 2.75% 2031	180	178
Equinix, Inc. 3.20% 2029	1,900	2,007
Equinix, Inc. 2.15% 2030	5,662	5,451
Equinix, Inc. 3.00% 2050	1,738	1,596
Essex Portfolio LP 3.50% 2025	5,120	5,558
Essex Portfolio LP 3.375% 2026	1,545	1,681
WEA Finance LLC 3.75% 2024[5]	2,070	2,198
		51,992

Industrials 0.19%
Boeing Company 4.508% 2023	25,000	26,706
Boeing Company 3.25% 2028	650	680
Carrier Global Corp. 2.242% 2025	1,506	1,572
Carrier Global Corp. 2.493% 2027	1,245	1,308
CSX Corp. 2.50% 2051	2,875	2,482
Honeywell International Inc. 0.75% 2032	€1,060	1,298
Masco Corp. 1.50% 2028	$309	299
Siemens AG 2.70% 2022[5]	1,780	1,819
Thomson Reuters Corp. 4.30% 2023	1,905	2,064
Union Pacific Corp. 3.15% 2024	2,750	2,954
United Technologies Corp. 3.65% 2023	171	182
United Technologies Corp. 4.125% 2028	5,000	5,680
		47,044

Materials 0.11%
Anglo American Capital PLC 5.375% 2025[5]	9,050	10,406
Anglo American Capital PLC 5.625% 2030[5]	600	722
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	1,945	2,048
Dow Chemical Co. 0.50% 2027	€3,140	3,798
Dow Chemical Co. 1.125% 2032	2,890	3,539
Fresnillo PLC 4.25% 2050[5]	$1,797	1,764
LYB International Finance III, LLC 1.25% 2025	350	350
LYB International Finance III, LLC 2.25% 2030	273	267
Newcrest Finance Pty Ltd. 3.25% 2030[5]	1,055	1,116
Sherwin-Williams Company 2.75% 2022	214	219
Vale Overseas Ltd. 3.75% 2030	3,478	3,663
		27,892

Total corporate bonds, notes & loans		1,484,398

14	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations 1.13%
Other mortgage-backed securities 0.82%
Korea Housing Finance Corp. 2.00% 2021[5,9]			$5,900	$5,942
Nordea Kredit 0.50% 2040[9]		DKr	66,466	10,323
Nykredit Realkredit AS, Series 01E, 1.50% 2037[9]			10	2
Nykredit Realkredit AS, Series 01E, 2.00% 2037[9]			21,458	3,644
Nykredit Realkredit AS, Series 01E, 0.50% 2040[9]			489,362	76,030
Nykredit Realkredit AS, Series 01E, 1.50% 2040[9]			177,866	29,769
Nykredit Realkredit AS, Series 01E, 0.50% 2043[9]			435,527	67,244
Nykredit Realkredit AS, Series 01E, 0.50% 2050[9]			54,099	8,154
				201,108

Federal agency mortgage-backed obligations 0.31%
Fannie Mae Pool #MA3539 4.50% 2038[9]			$239	262
Fannie Mae Pool #BK0920 4.00% 2048[9]			692	744
Fannie Mae Pool #BK5739 4.00% 2048[9]			284	307
Fannie Mae Pool #BK7083 4.00% 2048[9]			252	271
Fannie Mae Pool #BJ9252 4.00% 2048[9]			221	238
Fannie Mae Pool #BK7081 4.00% 2048[9]			195	210
Fannie Mae Pool #BN1151 4.00% 2048[9]			98	105
Fannie Mae Pool #BK0915 4.00% 2048[9]			65	70
Fannie Mae Pool #CA2205 4.50% 2048[9]			551	600
Fannie Mae Pool #CA2493 4.50% 2048[9]			61	67
Fannie Mae Pool #FM3217 3.50% 2050[9]			13,143	14,186
Freddie Mac Pool #QS0124 1.50% 2030[9]			664	679
Freddie Mac Pool #SI2002 4.00% 2048[9]			8	9
Freddie Mac Pool #ZS4791 4.50% 2048[9]			2,929	3,197
Government National Mortgage Assn. 4.00% 2045[9]			666	732
Uniform Mortgage-Backed Security 1.50% 2036[9,10]			18,815	19,018
Uniform Mortgage-Backed Security 1.50% 2036[9,10]			1,301	1,313
Uniform Mortgage-Backed Security 1.50% 2036[9,10]			1	1
Uniform Mortgage-Backed Security 4.00% 2051[9,10]			10,654	11,457
Uniform Mortgage-Backed Security 4.00% 2051[9,10]			9,065	9,740
Uniform Mortgage-Backed Security 4.50% 2051[9,10]			12,813	13,967
				77,173

Total mortgage-backed obligations				278,281

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048			4,090	4,139

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052			5,670	5,737

Total municipals				9,876

Total bonds, notes & other debt instruments (cost: $6,821,682,000)				6,995,097

Short-term securities 4.45%		Shares
Money market investments 4.36%
Capital Group Central Cash Fund 0.06%[11,12]			10,739,867	1,074,094

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egyptian Treasury 7/20/2021	11.721%	EGP	104,700	6,503
Egyptian Treasury 10/19/2021	11.994		108,100	6,501
				13,004

American Funds Global Balanced Fund	15

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with cash collateral from securities on loan 0.04%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[11,13]	2,700,000	$2,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[11,13]	2,300,000	2,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[11,13]	1,283,127	1,283
Capital Group Central Cash Fund 0.06%[11,12,13]	11,349	1,135
State Street Institutional U.S. Government Money Market Fund, Premier Class 0%[11,13]	900,000	900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[11,13]	700,000	700
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[11,13]	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[11,13]	93,113	93
		9,311

Total short-term securities (cost: $1,096,300,000)		1,096,409
Total investment securities 99.60% (cost: $19,136,833,000)		24,539,346
Other assets less liabilities 0.40%		97,844

Net assets 100.00%		$24,637,190

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [14]	Value at 4/30/2021 (000) [15]	Unrealized appreciation (depreciation) at 4/30/2021 (000)
90 Day Euro Dollar Futures	Short	12,965	September 2022	$(3,241,250)	$(3,230,716)	$1,189
90 Day Euro Dollar Futures	Long	12,425	September 2023	3,106,250	3,078,449	(797)
2 Year U.S. Treasury Note Futures	Long	341	July 2021	68,200	75,278	(59)
5 Year Euro-Bobl Futures	Short	77	June 2021	€(7,700)	(12,473)	20
5 Year U.S. Treasury Note Futures	Long	2,737	July 2021	$273,700	339,217	(971)
10 Year Euro-Bund Futures	Long	28	June 2021	€2,800	5,723	(56)
10 Year Italy Government Bond Futures	Short	354	June 2021	(35,400)	(62,601)	416
10 Year Japanese Government Bond Futures	Long	9	June 2021	¥900,000	12,463	42
10 Year U.S. Treasury Note Futures	Short	301	June 2021	$(30,100)	(39,742)	672
10 Year Ultra U.S. Treasury Note Futures	Short	2,659	June 2021	(265,900)	(387,009)	2,223
20 Year U.S. Treasury Bond Futures	Short	37	June 2021	(3,700)	(5,818)	129
30 Year Euro-Buxl Futures	Short	3	June 2021	€(300)	(728)	22
30 Year Ultra U.S. Treasury Bond Futures	Short	7	June 2021	$(700)	(1,301)	9
						$2,839

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2021 (000)
USD42,022	EUR34,840	Goldman Sachs	5/4/2021	$132
EUR34,840	USD42,175	Morgan Stanley	5/4/2021	(285)
USD7,057	TRY58,530	HSBC Bank	5/5/2021	3
USD322	TRY2,670	HSBC Bank	5/5/2021	— [4]
USD316	TRY2,660	Bank of America	5/5/2021	(4)
USD6,967	TRY58,580	Bank of America	5/5/2021	(92)
TRY122,440	USD16,546	Goldman Sachs	5/5/2021	(1,793)
USD11,394	COP41,600,500	Citibank	5/6/2021	313
USD16,566	CNH108,900	HSBC Bank	5/6/2021	(249)
COP41,600,500	USD11,455	Citibank	5/6/2021	(374)
CLP15,766,560	USD22,645	Goldman Sachs	5/6/2021	(461)
USD21,624	CLP15,766,560	Goldman Sachs	5/6/2021	(560)
USD1,301	RUB100,641	Bank of America	5/7/2021	(36)
EUR129,620	USD153,534	Citibank	5/11/2021	2,335
USD21,292	GBP15,370	Bank of America	5/11/2021	64

16	American Funds Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2021 (000)
NOK21,800	EUR2,161	HSBC Bank	5/11/2021	$20
USD138	AUD180	Citibank	5/11/2021	(1)
AUD180	USD140	Citibank	5/11/2021	(1)
EUR2,566	DKK19,090	Goldman Sachs	5/11/2021	(1)
EUR2,169	NOK21,800	Goldman Sachs	5/11/2021	(11)
EUR50,486	DKK375,530	Citibank	5/11/2021	(13)
EUR45,011	DKK334,830	Goldman Sachs	5/11/2021	(15)
USD75,767	AUD99,190	Citibank	5/11/2021	(648)
AUD99,190	USD77,172	Citibank	5/11/2021	(757)
CAD49,145	USD38,972	Citibank	5/12/2021	1,012
JPY11,866,440	USD108,147	Citibank	5/12/2021	440
EUR17,518	USD20,842	JPMorgan Chase	5/12/2021	224
USD9,287	EUR7,680	Bank of America	5/12/2021	52
USD4,387	EUR3,640	Standard Chartered Bank	5/12/2021	9
SEK3,480	USD405	Bank of America	5/12/2021	7
DKK3,550	USD568	HSBC Bank	5/12/2021	6
USD1,064	EUR880	Bank of America	5/12/2021	6
EUR235	USD279	Morgan Stanley	5/12/2021	4
EUR260	USD309	Morgan Stanley	5/12/2021	4
PLN860	USD224	HSBC Bank	5/12/2021	3
CZK18,770	EUR724	Bank of America	5/12/2021	2
USD196	EUR162	Standard Chartered Bank	5/12/2021	1
EUR627	CZK16,230	Standard Chartered Bank	5/12/2021	— [4]
USD274	EUR230	JPMorgan Chase	5/12/2021	(2)
MXN12,600	USD623	HSBC Bank	5/12/2021	(2)
EUR460	USD558	Goldman Sachs	5/12/2021	(4)
USD786	CZK17,120	Bank of America	5/12/2021	(10)
EUR1,800	USD2,177	Goldman Sachs	5/12/2021	(12)
USD1,039	NZD1,480	JPMorgan Chase	5/12/2021	(20)
EUR39,820	USD47,941	Goldman Sachs	5/12/2021	(56)
JPY4,484,880	USD41,126	JPMorgan Chase	5/12/2021	(86)
USD22,275	GBP16,200	Goldman Sachs	5/12/2021	(98)
USD16,086	EUR13,520	JPMorgan Chase	5/12/2021	(172)
USD64,101	JPY7,033,550	Citibank	5/12/2021	(261)
USD13,188	CAD16,630	Citibank	5/12/2021	(342)
USD55,386	AUD72,560	Standard Chartered Bank	5/12/2021	(514)
EUR95,549	USD113,794	Goldman Sachs	5/13/2021	1,109
MXN29,300	USD1,453	Goldman Sachs	5/13/2021	(8)
USD3,874	NZD5,497	Standard Chartered Bank	5/13/2021	(59)
USD20,073	CAD25,276	Bank of America	5/13/2021	(491)
KRW883,050	USD790	UBS AG	5/17/2021	4
KRW1,603,000	USD1,450	UBS AG	5/17/2021	(9)
USD1,410	KRW1,603,000	Standard Chartered Bank	5/17/2021	(31)
KRW35,161,000	USD31,823	Standard Chartered Bank	5/17/2021	(213)
USD30,922	KRW35,161,000	Standard Chartered Bank	5/17/2021	(688)
USD21,686	GBP15,650	Standard Chartered Bank	5/19/2021	72
USD4,045	AUD5,220	Citibank	5/19/2021	24
USD1,026	GBP740	Standard Chartered Bank	5/19/2021	4
GBP400	USD558	Bank of America	5/19/2021	(6)
AUD4,290	USD3,338	Citibank	5/19/2021	(33)
CNH169,360	USD25,882	Standard Chartered Bank	5/20/2021	243
USD30,672	AUD39,470	Citibank	5/21/2021	264
USD22,976	NZD32,010	Citibank	5/21/2021	71
EUR18,708	USD22,507	Barclays Bank PLC	5/21/2021	(6)
USD1,327	CNH8,660	HSBC Bank	5/21/2021	(9)
MXN209,360	USD10,515	Morgan Stanley	5/21/2021	(205)
JPY12,743,145	USD117,717	Citibank	5/21/2021	(1,100)
USD17,591	COP63,472,380	Citibank	5/24/2021	702
USD56,289	MYR228,280	HSBC Bank	5/24/2021	622
KRW94,316,498	USD84,437	Citibank	5/24/2021	354
MYR228,280	USD55,398	Standard Chartered Bank	5/24/2021	268
COP1,822,380	USD501	Citibank	5/24/2021	(17)

American Funds Global Balanced Fund	17

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 4/30/2021 (000)
USD39,663	BRL216,920	Citibank	5/24/2021	$(178)
USD587	TRY5,200	JPMorgan Chase	5/25/2021	(33)
USD12,839	TRY113,810	JPMorgan Chase	5/25/2021	(734)
TRY119,010	USD15,972	Morgan Stanley	5/25/2021	(1,778)
USD28,712	GBP20,753	HSBC Bank	5/27/2021	50
CZK44,185	USD2,054	HSBC Bank	5/27/2021	1
USD1,542	CAD1,930	Morgan Stanley	5/27/2021	(28)
SEK73,900	USD8,796	Citibank	5/27/2021	(65)
EUR13,630	CZK352,800	Standard Chartered Bank	5/28/2021	(5)
USD42,200	EUR34,840	Morgan Stanley	6/4/2021	283
TRY2,670	USD317	HSBC Bank	6/4/2021	(1)
TRY58,530	USD6,953	HSBC Bank	6/4/2021	(10)
CAD30,290	USD24,339	Standard Chartered Bank	6/17/2021	307
CAD18,900	USD15,222	Bank of New York Mellon	6/17/2021	156
CAD1,390	USD1,117	Standard Chartered Bank	6/17/2021	14
CAD868	USD699	Bank of America	6/17/2021	7
USD783	MXN16,280	Standard Chartered Bank	6/22/2021	(16)
USD16,499	MXN342,010	Bank of America	6/22/2021	(281)
USD1,377	EUR1,170	Citibank	7/1/2021	(32)
USD30,311	EUR25,760	Citibank	7/1/2021	(700)
USD65,858	BRL363,000	JPMorgan Chase	10/1/2021	44
				$(4,380)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 4/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$207,540	$5	$—	$5
0.3653%	3-month USD-LIBOR	3/5/2024	$160,900	(300)	—	(302)
(0.0331)%	6-month JPY-LIBOR	3/16/2024	¥11,083,000	(19)	—	(19)
(0.03625)%	6-month JPY-LIBOR	3/16/2024	23,175,700	(60)	—	(60)
(0.4545)%	6-month EURIBOR	4/1/2024	€222,110	(251)	—	(251)
(0.454)%	6-month EURIBOR	4/1/2024	225,290	(254)	—	(254)
(0.407)%	6-month EURIBOR	5/3/2024	84,100	28	—	28
(0.4115)%	6-month EURIBOR	5/4/2024	85,420	14	—	14
(0.4135)%	6-month EURIBOR	5/4/2024	85,400	8	—	8
U.S. EFFR	0.10875%	7/6/2025	$28,800	574	—	574
U.S. EFFR	0.0995%	7/9/2025	14,400	294	—	294
U.S. EFFR	0.105%	7/9/2025	14,400	291	—	291
U.S. EFFR	0.099%	7/10/2025	35,500	728	—	728
3-month SEK-STIBOR	0.175%	2/9/2026	SKr282,300	233	—	233
3-month SEK-STIBOR	0.179%	2/9/2026	141,100	113	—	113
3-month SEK-STIBOR	0.185%	2/11/2026	141,600	109	—	109
3-month SEK-STIBOR	0.189%	2/11/2026	141,600	106	—	106
1.72375%	6-month AUD-BBSW	3/4/2031	A$68,080	(38)	—	(38)
3-month USD-LIBOR	1.4822%	3/5/2031	$51,590	665	—	665
6-month JPY-LIBOR	0.52145%	3/16/2051	¥1,196,000	70	—	70
6-month JPY-LIBOR	0.5675%	3/16/2051	2,495,620	(154)	—	(154)
6-month EURIBOR	0.5082%	4/1/2051	€23,870	329	—	329
6-month EURIBOR	0.5092%	4/1/2051	23,580	317	—	317
6-month EURIBOR	0.5597%	5/3/2051	7,900	(31)	—	(31)
6-month EURIBOR	0.5367%	5/4/2051	7,950	32	—	32
6-month EURIBOR	0.5472%	5/4/2051	7,960	3	—	3
					$—	$2,810

18	American Funds Global Balanced Fund

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 4/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 4/30/2021 (000)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$78,700	$(2,437)	$(2,221)	$(216)

Investments in affiliates12

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)		Net unrealized appreciation (000)		Value of affiliates at 4/30/2021 (000)	Dividend income (000)
Short-term securities 4.36%
Money market investments 4.36%
Capital Group Central Cash Fund 0.06%[11]	$884,105	$3,435,050	$3,245,061	$—	[4]	$—	[4]	$1,074,094	$733
Money market investments purchased with cash collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.06%[11,13]	—	1,13516						1,135	—	[17]
Total short-term securities								1,075,229
Total 4.36%				$—	[4]	$—	[4]	$1,075,229	$733

American Funds Global Balanced Fund	19

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $348,640,000, which represented 1.42% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $18,261,000, which represented .07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $303,847,000, which represented 1.23% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $31,623,000, which represented .13% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 4/30/2021.
[12]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EFFR = Effective Federal Funds Rate

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

IDR = Indonesian rupiah

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK/SKr = Swedish kronor

SOFR = Secured Overnight Financing Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TRY = Turkish lira

UAH = Ukrainian hryvnia

USD/$ = U.S. dollars

See notes to financial statements.

20	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $18,261 of investment securities on loan):
Unaffiliated issuers (cost: $18,061,698)	$23,464,117
Affiliated issuers (cost: $1,075,135)	1,075,229	$24,539,346
Cash		5,111
Cash denominated in currencies other than U.S. dollars (cost: $2,011)		2,011
Unrealized appreciation on open forward currency contracts		9,236
Receivables for:
Sales of investments	134,434
Sales of fund’s shares	20,518
Dividends and interest	87,907
Variation margin on futures contracts	488
Variation margin on swap contracts	1,221
Other	747	245,315
		24,801,019
Liabilities:
Collateral for securities on loan		9,311
Unrealized depreciation on open forward currency contracts		13,616
Payables for:
Purchases of investments	114,626
Repurchases of fund’s shares	6,656
Investment advisory services	8,860
Services provided by related parties	2,247
Trustees’ deferred compensation	1,255
Variation margin on futures contracts	422
Variation margin on swap contracts	634
Other	6,202	140,902
Net assets at April 30, 2021		$24,637,190

Net assets consist of:
Capital paid in on shares of beneficial interest		$19,241,183
Total distributable earnings		5,396,007
Net assets at April 30, 2021		$24,637,190

See notes to financial statements.

American Funds Global Balanced Fund	21

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (634,538 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$6,171,275	159,004		$38.81
Class C	431,390	11,139		38.73
Class T	13	—	*	38.75
Class F-1	161,725	4,165		38.83
Class F-2	2,797,783	72,059		38.83
Class F-3	880,534	22,691		38.80
Class 529-A	337,150	8,693		38.79
Class 529-C	34,378	889		38.67
Class 529-E	14,203	367		38.75
Class 529-T	14	—	*	38.76
Class 529-F-1	11	—	*	38.79
Class 529-F-2	45,991	1,185		38.81
Class 529-F-3	12	—	*	38.81
Class R-1	5,419	140		38.74
Class R-2	48,432	1,253		38.66
Class R-2E	3,144	81		38.71
Class R-3	63,927	1,650		38.74
Class R-4	50,202	1,294		38.81
Class R-5E	5,924	153		38.78
Class R-5	28,999	746		38.87
Class R-6	13,556,664	349,029		38.84

*	Amount less than one thousand.

See notes to financial statements.

22	American Funds Global Balanced Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,727; also includes $733 from affiliates)	$204,201
Interest (net of non-U.S. taxes of $185)	81,264
Securities lending income (net of fees)	563	$286,028
Fees and expenses*:
Investment advisory services	51,068
Distribution services	10,744
Transfer agent services	4,266
Administrative services	3,516
Reports to shareholders	38
Registration statement and prospectus	324
Trustees’ compensation	252
Auditing and legal	28
Custodian	766
Other	179
Total fees and expenses before reimbursement	71,181
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		71,181
Net investment income		214,847

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $23):
Unaffiliated issuers	363,511
Affiliated issuers	— †
Futures contracts	318
Forward currency contracts	(17,003)
Swap contracts	(2,163)
Currency transactions	(4,448)	340,215
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $4,277):
Unaffiliated issuers	2,923,847
Affiliated issuers	— †
Futures contracts	(499)
Forward currency contracts	(5,777)
Swap contracts	3,526
Currency translations	(401)	2,920,696
Net realized gain and unrealized appreciation		3,260,911

Net increase in net assets resulting from operations		$3,475,758

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Global Balanced Fund	23

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2021*	Year ended October 31, 2020
Operations:
Net investment income	$214,847	$402,118
Net realized gain (loss)	340,215	(401,782)
Net unrealized appreciation	2,920,696	598,240
Net increase in net assets resulting from operations	3,475,758	598,576

Distributions paid to shareholders	(207,956)	(333,013)

Net capital share transactions	917,637	(28,363)

Total increase in net assets	4,185,439	237,200

Net assets:
Beginning of period	20,451,751	20,214,551
End of period	$24,637,190	$20,451,751

*	Unaudited.

See notes to financial statements.

24	American Funds Global Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Balanced Fund	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of

26	American Funds Global Balanced Fund

trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,343,844	$322,571	$—	$2,666,415
Financials	2,580,500	26,069	—	2,606,569
Communication services	2,353,088	—	—	2,353,088
Health care	2,154,630	—	—	2,154,630
Industrials	1,211,575	—	—	1,211,575
Materials	1,101,516	—	—	1,101,516
Consumer discretionary	1,067,805	—	—	1,067,805
Utilities	1,025,126	—	—	1,025,126
Consumer staples	804,480	—	—	804,480
Energy	710,997	—	—	710,997
Real estate	655,113	—	—	655,113
Preferred securities	14,751	—	—	14,751
Convertible stocks	75,775	—	—	75,775
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,524,338	—	3,524,338
U.S. Treasury bonds & notes	—	1,698,204	—	1,698,204
Corporate bonds, notes & loans	—	1,484,398	—	1,484,398
Mortgage-backed obligations	—	278,281	—	278,281
Municipals	—	9,876	—	9,876
Short-term securities	1,083,405	13,004	—	1,096,409
Total	$17,182,605	$7,356,741	$—	$24,539,346

American Funds Global Balanced Fund	27

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,722	$—	$—	$4,722
Unrealized appreciation on open forward currency contracts	—	9,236	—	9,236
Unrealized appreciation on interest rate swaps	—	3,919	—	3,919
Liabilities:
Unrealized depreciation on futures contracts	(1,883)	—	—	(1,883)
Unrealized depreciation on open forward currency contracts	—	(13,616)	—	(13,616)
Unrealized depreciation on interest rate swaps	—	(1,109)	—	(1,109)
Unrealized depreciation on credit default swaps	—	(216)	—	(216)
Total	$2,839	$(1,786)	$—	$1,053

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

28	American Funds Global Balanced Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Global Balanced Fund	29

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $18,261,000, and the total value of collateral received was $18,786,000. Collateral received includes cash of $9,311,000 and U.S. government securities of $9,475,000. Investment securities purchased with cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,119,993,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s

30	American Funds Global Balanced Fund

exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,021,054,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $470,026,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the

American Funds Global Balanced Fund	31

CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $140,521,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,722	Unrealized depreciation*	$1,883
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	9,236	Unrealized depreciation on open forward currency contracts	13,616
Swap	Interest	Unrealized appreciation*	3,919	Unrealized depreciation*	1,109
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	216
			$17,877		$16,824

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$318	Net unrealized depreciation on futures contracts	$(499)
Forward currency	Currency	Net realized loss on forward currency contracts	(17,003)	Net unrealized depreciation on forward currency contracts	(5,777)
Swap	Interest	Net realized loss on swap contracts	(786)	Net unrealized appreciation on swap contracts	4,150
Swap	Credit	Net realized loss on swap contracts	(1,377)	Net unrealized depreciation on swap contracts	(624)
			$(18,848)		$(2,750)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

32	American Funds Global Balanced Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$138	$(138)	$—	$—	$—
Bank of New York Mellon	156	—	—	—	156
Citibank	5,515	(4,522)	—	(993)	—
Goldman Sachs	1,241	(1,241)	—	—	—
HSBC Bank	705	(271)	(334)	—	100
JPMorgan Chase	268	(268)	—	—	—
Morgan Stanley	291	(291)	—	—	—
Standard Chartered Bank	918	(918)	—	—	—
UBS AG	4	(4)	—	—	—
Total	$9,236	$(7,653)	$(334)	$(993)	$256
Liabilities:
Bank of America	$920	$(138)	$(782)	$—	$—
Barclays Bank PLC	6	—	—	—	6
Citibank	4,522	(4,522)	—	—	—
Goldman Sachs	3,019	(1,241)	(990)	—	788
HSBC Bank	271	(271)	—	—	—
JPMorgan Chase	1,047	(268)	(779)	—	—
Morgan Stanley	2,296	(291)	(1,974)	—	31
Standard Chartered Bank	1,526	(918)	(608)	—	—
UBS AG	9	(4)	—	—	5
Total	$13,616	$(7,653)	$(5,133)	$—	$830

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which

American Funds Global Balanced Fund	33

amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$40,653
Capital loss carryforward[1]	(368,014)

[1]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,615,309
Gross unrealized depreciation on investments	(220,254)
Net unrealized appreciation on investments	5,395,055
Cost of investments	19,147,566

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2021		Year ended October 31, 2020
Class A	$46,181		$76,140
Class C	1,761		3,450
Class T	—	[2]	—	[2]
Class F-1	1,231		2,317
Class F-2	22,592		35,746
Class F-3	7,515		11,940
Class 529-A	2,466		3,805
Class 529-C	139		358
Class 529-E	90		153
Class 529-T	—	[2]	—	[2]
Class 529-F-1	—	[2]	566
Class 529-F-2[3]	379		—
Class 529-F-3[3]	—	[2]	—
Class R-1	23		34
Class R-2	194		306
Class R-2E	16		27
Class R-3	388		688
Class R-4	380		654
Class R-5E	45		65
Class R-5	241		351
Class R-6	124,315		196,413
Total	$207,956		$333,013

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2021, the investment advisory services fee was $51,068,000, which was equivalent to an annualized rate of 0.436% of average daily net assets.

34	American Funds Global Balanced Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Global Balanced Fund	35

For the six months ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$7,414	$2,376		$881		Not applicable
Class C	2,126	175		64		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	201	100		24		Not applicable
Class F-2	Not applicable	1,291		376		Not applicable
Class F-3	Not applicable	8		119		Not applicable
Class 529-A	377	117		48		$97
Class 529-C	168	13		5		10
Class 529-E	34	2		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	13		6		13
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	26	2		1		Not applicable
Class R-2	174	79		7		Not applicable
Class R-2E	8	3		1		Not applicable
Class R-3	156	45		10		Not applicable
Class R-4	60	23		7		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	7		4		Not applicable
Class R-6	Not applicable	8		1,960		Not applicable
Total class-specific expenses	$10,744	$4,266		$3,516		$124

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $252,000 in the fund’s statement of operations reflects $71,000 in current fees (either paid in cash or deferred) and a net increase of $181,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $231,755,000 and $392,583,000, respectively, which generated $35,113,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that

36	American Funds Global Balanced Fund

provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class A	$363,038	9,623		$45,496		1,209		$(349,390)	(9,302)	$59,144	1,530
Class C	34,256	910		1,749		47		(66,995)	(1,788)	(30,990)	(831)
Class T	—	—		—		—		—	—	—	—
Class F-1	36,141	956		1,215		32		(49,401)	(1,304)	(12,045)	(316)
Class F-2	543,940	14,442		21,663		575		(216,588)	(5,759)	349,015	9,258
Class F-3	165,744	4,395		7,247		192		(74,235)	(1,974)	98,756	2,613
Class 529-A	26,019	694		2,466		66		(23,935)	(639)	4,550	121
Class 529-C	5,082	138		138		4		(7,868)	(210)	(2,648)	(68)
Class 529-E	808	22		90		3		(1,030)	(28)	(132)	(3)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—		—	[2]	—	[2]	— [2]	— [2]	— [2]	— [2]
Class 529-F-2	8,159	217		379		10		(4,118)	(109)	4,420	118
Class 529-F-3	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	1,193	31		23		1		(1,049)	(28)	167	4
Class R-2	6,947	185		194		5		(7,267)	(194)	(126)	(4)
Class R-2E	669	17		16		—	[2]	(355)	(9)	330	8
Class R-3	5,686	151		387		10		(8,944)	(238)	(2,871)	(77)
Class R-4	5,715	152		379		10		(6,169)	(163)	(75)	(1)
Class R-5E	2,475	66		45		1		(1,752)	(46)	768	21
Class R-5	6,046	158		238		6		(2,544)	(67)	3,740	97
Class R-6	1,597,091	42,387		124,304		3,301		(1,275,761)	(33,194)	445,634	12,494
Total net increase (decrease)	$2,809,009	74,544		$206,029		5,472		$(2,097,401)	(55,052)	$917,637	24,964

Year ended October 31, 2020

Class A	$558,942	16,850		$75,085		2,330		$(852,387)	(26,348)	$(218,360)	(7,168)
Class C	44,696	1,350		3,411		105		(233,276)	(7,020)	(185,169)	(5,565)
Class T	—	—		—		—		—	—	—	—
Class F-1	35,166	1,058		2,288		71		(65,005)	(1,966)	(27,551)	(837)
Class F-2	800,411	24,149		34,108		1,063		(880,983)	(27,261)	(46,464)	(2,049)
Class F-3	236,576	7,144		11,518		360		(229,768)	(7,074)	18,326	430
Class 529-A	67,355	2,004		3,804		118		(53,798)	(1,617)	17,361	505
Class 529-C	6,573	198		358		11		(48,871)	(1,458)	(41,940)	(1,249)
Class 529-E	1,662	50		152		5		(3,100)	(95)	(1,286)	(40)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	8,058	240		566		18		(43,740)	(1,308)	(35,116)	(1,050)
Class 529-F-2[3]	35,766	1,067		—		—		—	—	35,766	1,067
Class 529-F-3[3]	10	—	[2]	—		—		—	—	10	— [2]
Class R-1	616	19		34		1		(1,149)	(35)	(499)	(15)
Class R-2	11,062	337		305		9		(16,059)	(491)	(4,692)	(145)
Class R-2E	900	27		27		1		(1,213)	(36)	(286)	(8)
Class R-3	10,935	330		685		21		(16,296)	(495)	(4,676)	(144)
Class R-4	7,758	234		654		20		(14,568)	(442)	(6,156)	(188)
Class R-5E	2,473	74		65		2		(1,520)	(47)	1,018	29
Class R-5	6,166	184		347		11		(5,496)	(169)	1,017	26
Class R-6	1,886,286	56,279		196,031		6,108		(1,611,983)	(49,938)	470,334	12,449
Total net increase (decrease)	$3,721,411	111,594		$329,438		10,254		$(4,079,212)	(125,800)	$(28,363)	(3,952)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

American Funds Global Balanced Fund	37

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,211,938,000 and $8,122,329,000, respectively, during the six months ended April 30, 2021.

38	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2021[5,6]	$33.54	$.30	$5.26	$5.56	$(.29)	$—	$(.29)	$38.81	16.61%[7]		$6,171		.81%[8]		.81%[8]		1.62%[8]
10/31/2020	32.93	.59	.50	1.09	(.48)	—	(.48)	33.54	3.36		5,282		.83		.83		1.76
10/31/2019	30.44	.71	2.43	3.14	(.65)	—	(.65)	32.93	10.40		5,422		.83		.83		2.24
10/31/2018	32.48	.70	(1.58)	(.88)	(.68)	(.48)	(1.16)	30.44	(2.85)		5,091		.84		.84		2.15
10/31/2017	29.66	.60	2.78	3.38	(.56)	—	(.56)	32.48	11.51		5,049		.85		.85		1.95
10/31/2016	29.66	.59	.50	1.09	(.54)	(.55)	(1.09)	29.66	3.78		4,554		.85		.85		2.02
Class C:
4/30/2021[5,6]	33.47	.16	5.25	5.41	(.15)	—	(.15)	38.73	16.19	[7]	431		1.55	[8]	1.55	[8]	.87	[8]
10/31/2020	32.85	.35	.49	.84	(.22)	—	(.22)	33.47	2.58		401		1.57		1.57		1.07
10/31/2019	30.36	.47	2.42	2.89	(.40)	—	(.40)	32.85	9.57		576		1.59		1.59		1.48
10/31/2018	32.39	.45	(1.56)	(1.11)	(.44)	(.48)	(.92)	30.36	(3.58)		606		1.61		1.61		1.39
10/31/2017	29.58	.36	2.77	3.13	(.32)	—	(.32)	32.39	10.64		636		1.63		1.63		1.17
10/31/2016	29.58	.35	.50	.85	(.30)	(.55)	(.85)	29.58	2.97		616		1.65		1.65		1.21
Class T:
4/30/2021[5,6]	33.49	.34	5.26	5.60	(.34)	—	(.34)	38.75	16.74	[7,9]	—	[10]	.57	[8,9]	.57	[8,9]	1.81	[8,9]
10/31/2020	32.91	.65	.49	1.14	(.56)	—	(.56)	33.49	3.55	[9]	—	[10]	.58	[9]	.58	[9]	1.97	[9]
10/31/2019	30.43	.78	2.43	3.21	(.73)	—	(.73)	32.91	10.65	[9]	—	[10]	.58	[9]	.58	[9]	2.45	[9]
10/31/2018	32.48	.76	(1.57)	(.81)	(.76)	(.48)	(1.24)	30.43	(2.67)[9]		—	[10]	.62	[9]	.62	[9]	2.34	[9]
10/31/2017[5,11]	30.58	.38	1.86	2.24	(.34)	—	(.34)	32.48	7.36	[7,9]	—	[10]	.62	[8,9]	.62	[8,9]	2.12	[8,9]
Class F-1:
4/30/2021[5,6]	33.55	.29	5.27	5.56	(.28)	—	(.28)	38.83	16.58	[7]	162		.85	[8]	.85	[8]	1.57	[8]
10/31/2020	32.95	.58	.49	1.07	(.47)	—	(.47)	33.55	3.33		150		.86		.86		1.75
10/31/2019	30.45	.70	2.43	3.13	(.63)	—	(.63)	32.95	10.37		175		.88		.88		2.18
10/31/2018	32.49	.69	(1.58)	(.89)	(.67)	(.48)	(1.15)	30.45	(2.90)		158		.89		.89		2.12
10/31/2017	29.66	.59	2.78	3.37	(.54)	—	(.54)	32.49	11.43		167		.90		.90		1.90
10/31/2016	29.66	.57	.50	1.07	(.52)	(.55)	(1.07)	29.66	3.76		191		.91		.91		1.96
Class F-2:
4/30/2021[5,6]	33.55	.35	5.26	5.61	(.33)	—	(.33)	38.83	16.77	[7]	2,798		.58	[8]	.58	[8]	1.87	[8]
10/31/2020	32.95	.67	.49	1.16	(.56)	—	(.56)	33.55	3.59		2,107		.59		.59		2.01
10/31/2019	30.46	.78	2.43	3.21	(.72)	—	(.72)	32.95	10.63		2,137		.61		.61		2.44
10/31/2018	32.50	.77	(1.57)	(.80)	(.76)	(.48)	(1.24)	30.46	(2.63)		1,602		.62		.62		2.38
10/31/2017	29.68	.67	2.78	3.45	(.63)	—	(.63)	32.50	11.75		1,119		.64		.64		2.16
10/31/2016	29.67	.65	.51	1.16	(.60)	(.55)	(1.15)	29.68	4.03		698		.65		.65		2.21
Class F-3:
4/30/2021[5,6]	33.53	.37	5.25	5.62	(.35)	—	(.35)	38.80	16.80	[7]	881		.48	[8]	.48	[8]	1.97	[8]
10/31/2020	32.93	.70	.49	1.19	(.59)	—	(.59)	33.53	3.71		673		.49		.49		2.11
10/31/2019	30.44	.81	2.43	3.24	(.75)	—	(.75)	32.93	10.75		647		.51		.51		2.54
10/31/2018	32.48	.80	(1.57)	(.77)	(.79)	(.48)	(1.27)	30.44	(2.54)		421		.52		.52		2.48
10/31/2017[5,12]	30.03	.52	2.40	2.92	(.47)	—	(.47)	32.48	9.78	[7]	271		.53	[8]	.53	[8]	2.14	[8]
Class 529-A:
4/30/2021[5,6]	33.52	.30	5.26	5.56	(.29)	—	(.29)	38.79	16.61	[7]	337		.85	[8]	.85	[8]	1.59	[8]
10/31/2020	32.91	.57	.51	1.08	(.47)	—	(.47)	33.52	3.34		287		.86		.86		1.72
10/31/2019	30.42	.69	2.43	3.12	(.63)	—	(.63)	32.91	10.34		266		.88		.88		2.19
10/31/2018	32.47	.68	(1.58)	(.90)	(.67)	(.48)	(1.15)	30.42	(2.93)		253		.89		.89		2.11
10/31/2017	29.64	.59	2.79	3.38	(.55)	—	(.55)	32.47	11.50		241		.90		.90		1.90
10/31/2016	29.64	.57	.49	1.06	(.51)	(.55)	(1.06)	29.64	3.70		207		.93		.93		1.94

See end of table for footnotes.

American Funds Global Balanced Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2021[5,6]	$33.42	$.15	$5.25	$5.40	$(.15)	$—	$(.15)	$38.67	16.16%[7]		$34		1.58%[8]		1.58%[8]		.83%[8]
10/31/2020	32.79	.36	.47	.83	(.20)	—	(.20)	33.42	2.54		32		1.62		1.62		1.08
10/31/2019	30.31	.45	2.41	2.86	(.38)	—	(.38)	32.79	9.50		72		1.64		1.64		1.43
10/31/2018	32.34	.43	(1.57)	(1.14)	(.41)	(.48)	(.89)	30.31	(3.66)		75		1.66		1.66		1.33
10/31/2017	29.53	.34	2.78	3.12	(.31)	—	(.31)	32.34	10.61		87		1.69		1.69		1.11
10/31/2016	29.53	.33	.51	.84	(.29)	(.55)	(.84)	29.53	2.91		78		1.72		1.72		1.15
Class 529-E:
4/30/2021[5,6]	33.49	.25	5.26	5.51	(.25)	—	(.25)	38.75	16.46	[7]	14		1.06	[8]	1.06	[8]	1.37	[8]
10/31/2020	32.88	.51	.50	1.01	(.40)	—	(.40)	33.49	3.11		12		1.08		1.08		1.52
10/31/2019	30.39	.63	2.42	3.05	(.56)	—	(.56)	32.88	10.11		13		1.10		1.10		1.97
10/31/2018	32.43	.61	(1.57)	(.96)	(.60)	(.48)	(1.08)	30.39	(3.13)		14		1.12		1.12		1.88
10/31/2017	29.61	.52	2.78	3.30	(.48)	—	(.48)	32.43	11.19		14		1.13		1.13		1.67
10/31/2016	29.61	.50	.50	1.00	(.45)	(.55)	(1.00)	29.61	3.51		12		1.16		1.16		1.71
Class 529-T:
4/30/2021[5,6]	33.49	.33	5.27	5.60	(.33)	—	(.33)	38.76	16.75	[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	1.79	[8,9]
10/31/2020	32.91	.64	.49	1.13	(.55)	—	(.55)	33.49	3.50	[9]	—	[10]	.63	[9]	.63	[9]	1.92	[9]
10/31/2019	30.43	.75	2.44	3.19	(.71)	—	(.71)	32.91	10.57	[9]	—	[10]	.64	[9]	.64	[9]	2.37	[9]
10/31/2018	32.48	.75	(1.57)	(.82)	(.75)	(.48)	(1.23)	30.43	(2.71)[9]		—	[10]	.65	[9]	.65	[9]	2.31	[9]
10/31/2017[5,11]	30.58	.37	1.86	2.23	(.33)	—	(.33)	32.48	7.33	[7,9]	—	[10]	.68	[8,9]	.68	[8,9]	2.06	[8,9]
Class 529-F-1:
4/30/2021[5,6]	33.53	.33	5.26	5.59	(.33)	—	(.33)	38.79	16.71	[7,9]	—	[10]	.64	[8,9]	.64	[8,9]	1.80	[8,9]
10/31/2020	32.93	.65	.50	1.15	(.55)	—	(.55)	33.53	3.569		—	[10]	.63	[9]	.63	[9]	1.96	[9]
10/31/2019	30.44	.77	2.42	3.19	(.70)	—	(.70)	32.93	10.60		35		.65		.65		2.42
10/31/2018	32.48	.75	(1.56)	(.81)	(.75)	(.48)	(1.23)	30.44	(2.67)		32		.66		.66		2.33
10/31/2017	29.66	.65	2.78	3.43	(.61)	—	(.61)	32.48	11.69		22		.69		.69		2.11
10/31/2016	29.65	.63	.51	1.14	(.58)	(.55)	(1.13)	29.66	3.95		17		.72		.72		2.15
Class 529-F-2:
4/30/2021[5,6]	33.54	.34	5.26	5.60	(.33)	—	(.33)	38.81	16.73	[7]	46		.60	[8]	.60	[8]	1.85	[8]
10/31/2020[5,13]	33.54	—	—	—	—	—	—	33.54	—	[7]	36		—	[7]	—	[7]	—	[7]
Class 529-F-3:
4/30/2021[5,6]	33.54	.35	5.26	5.61	(.34)	—	(.34)	38.81	16.77	[7]	—	[10]	.65	[8]	.54	[8]	1.88	[8]
10/31/2020[5,13]	33.54	—	—	—	—	—	—	33.54	—	[7]	—	[10]	—	[7]	—	[7]	—	[7]
Class R-1:
4/30/2021[5,6]	33.49	.17	5.24	5.41	(.16)	—	(.16)	38.74	16.17	[7]	5		1.57	[8]	1.57	[8]	.90	[8]
10/31/2020	32.88	.34	.50	.84	(.23)	—	(.23)	33.49	2.56		5		1.59		1.59		1.01
10/31/2019	30.38	.47	2.42	2.89	(.39)	—	(.39)	32.88	9.57		5		1.61		1.61		1.47
10/31/2018	32.42	.44	(1.57)	(1.13)	(.43)	(.48)	(.91)	30.38	(3.62)		5		1.62		1.62		1.37
10/31/2017	29.59	.37	2.77	3.14	(.31)	—	(.31)	32.42	10.68		5		1.63		1.63		1.19
10/31/2016	29.59	.38	.50	.88	(.33)	(.55)	(.88)	29.59	3.04		7		1.58		1.58		1.30

See end of table for footnotes.

40	American Funds Global Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2021[5,6]	$33.41	$.16	$5.24	$5.40	$(.15)	$—	$(.15)	$38.66	16.16%[7]	$49		1.57%[8]		1.57%[8]		.86%[8]
10/31/2020	32.80	.34	.50	.84	(.23)	—	(.23)	33.41	2.61	42		1.58		1.58		1.02
10/31/2019	30.33	.47	2.41	2.88	(.41)	—	(.41)	32.80	9.54	46		1.59		1.59		1.47
10/31/2018	32.37	.45	(1.57)	(1.12)	(.44)	(.48)	(.92)	30.33	(3.57)	44		1.60		1.60		1.39
10/31/2017	29.55	.37	2.78	3.15	(.33)	—	(.33)	32.37	10.68	48		1.60		1.60		1.20
10/31/2016	29.56	.36	.49	.85	(.31)	(.55)	(.86)	29.55	2.97	44		1.64		1.64		1.22
Class R-2E:
4/30/2021[5,6]	33.46	.22	5.24	5.46	(.21)	—	(.21)	38.71	16.33 [7]	3		1.30	[8]	1.30	[8]	1.16	[8]
10/31/2020	32.86	.43	.50	.93	(.33)	—	(.33)	33.46	2.86	3		1.30		1.30		1.31
10/31/2019	30.37	.56	2.43	2.99	(.50)	—	(.50)	32.86	9.92	3		1.30		1.30		1.75
10/31/2018	32.44	.56	(1.59)	(1.03)	(.56)	(.48)	(1.04)	30.37	(3.34)	2		1.31		1.31		1.75
10/31/2017	29.64	.46	2.78	3.24	(.44)	—	(.44)	32.44	11.01	1		1.33		1.33		1.48
10/31/2016	29.63	.41	.58	.99	(.43)	(.55)	(.98)	29.64	3.45	—	[10]	1.35		1.32		1.42
Class R-3:
4/30/2021[5,6]	33.48	.24	5.25	5.49	(.23)	—	(.23)	38.74	16.43 [7]	64		1.12	[8]	1.12	[8]	1.30	[8]
10/31/2020	32.87	.49	.50	.99	(.38)	—	(.38)	33.48	3.06	58		1.13		1.13		1.47
10/31/2019	30.39	.61	2.41	3.02	(.54)	—	(.54)	32.87	10.03	62		1.15		1.15		1.91
10/31/2018	32.43	.59	(1.57)	(.98)	(.58)	(.48)	(1.06)	30.39	(3.16)	57		1.16		1.16		1.83
10/31/2017	29.61	.51	2.78	3.29	(.47)	—	(.47)	32.43	11.18	54		1.16		1.16		1.65
10/31/2016	29.61	.49	.50	.99	(.44)	(.55)	(.99)	29.61	3.45	50		1.20		1.20		1.68
Class R-4:
4/30/2021[5,6]	33.53	.30	5.27	5.57	(.29)	—	(.29)	38.81	16.60 [7]	50		.82	[8]	.82	[8]	1.61	[8]
10/31/2020	32.93	.59	.49	1.08	(.48)	—	(.48)	33.53	3.36	43		.83		.83		1.77
10/31/2019	30.44	.70	2.43	3.13	(.64)	—	(.64)	32.93	10.37	49		.85		.85		2.21
10/31/2018	32.48	.69	(1.57)	(.88)	(.68)	(.48)	(1.16)	30.44	(2.87)	42		.86		.86		2.14
10/31/2017	29.66	.60	2.78	3.38	(.56)	—	(.56)	32.48	11.49	36		.87		.87		1.94
10/31/2016	29.66	.57	.51	1.08	(.53)	(.55)	(1.08)	29.66	3.74	27		.90		.90		1.96
Class R-5E:
4/30/2021[5,6]	33.51	.34	5.25	5.59	(.32)	—	(.32)	38.78	16.73 [7]	6		.64	[8]	.64	[8]	1.80	[8]
10/31/2020	32.92	.65	.48	1.13	(.54)	—	(.54)	33.51	3.55	4		.64		.64		1.95
10/31/2019	30.43	.76	2.44	3.20	(.71)	—	(.71)	32.92	10.58	3		.65		.65		2.38
10/31/2018	32.48	.73	(1.54)	(.81)	(.76)	(.48)	(1.24)	30.43	(2.66)	1		.65		.65		2.31
10/31/2017	29.64	.69	2.79	3.48	(.64)	—	(.64)	32.48	11.86	—	[10]	.75		.57		2.23
10/31/2016[5,14]	29.46	.59	.72	1.31	(.58)	(.55)	(1.13)	29.64	4.58 [7]	—	[10]	.75	[8]	.75	[8]	2.13	[8]
Class R-5:
4/30/2021[5,6]	33.58	.37	5.26	5.63	(.34)	—	(.34)	38.87	16.75 [7]	29		.53	[8]	.53	[8]	1.96	[8]
10/31/2020	32.98	.68	.50	1.18	(.58)	—	(.58)	33.58	3.68	22		.54		.54		2.05
10/31/2019	30.48	.79	2.44	3.23	(.73)	—	(.73)	32.98	10.71	21		.56		.56		2.47
10/31/2018	32.53	.79	(1.59)	(.80)	(.77)	(.48)	(1.25)	30.48	(2.61)	22		.57		.57		2.43
10/31/2017	29.70	.69	2.79	3.48	(.65)	—	(.65)	32.53	11.84	20		.58		.58		2.22
10/31/2016	29.70	.67	.49	1.16	(.61)	(.55)	(1.16)	29.70	4.04	8		.60		.60		2.28
Class R-6:
4/30/2021[5,6]	33.56	.37	5.26	5.63	(.35)	—	(.35)	38.84	16.82 [7]	13,557		.48	[8]	.48	[8]	1.96	[8]
10/31/2020	32.96	.70	.49	1.19	(.59)	—	(.59)	33.56	3.71	11,295		.49		.49		2.11
10/31/2019	30.47	.81	2.43	3.24	(.75)	—	(.75)	32.96	10.74	10,683		.50		.50		2.55
10/31/2018	32.51	.80	(1.57)	(.77)	(.79)	(.48)	(1.27)	30.47	(2.53)	8,032		.52		.52		2.48
10/31/2017	29.68	.70	2.79	3.49	(.66)	—	(.66)	32.51	11.90	6,475		.53		.53		2.27
10/31/2016	29.68	.68	.50	1.18	(.63)	(.55)	(1.18)	29.68	4.10	3,993		.54		.54		2.33

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[15,16]	April 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	30%	65%	44%	45%	37%	39%
Including mortgage dollar roll transactions	40%	83%	60%	59%	44%	59%

American Funds Global Balanced Fund	41

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

42	American Funds Global Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Balanced Fund	43

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,166.12	$4.35	.81%
Class A – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class C – actual return	1,000.00	1,161.94	8.31	1.55
Class C – assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class T – actual return	1,000.00	1,167.42	3.06	.57
Class T – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class F-1 – actual return	1,000.00	1,165.75	4.56	.85
Class F-1 – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class F-2 – actual return	1,000.00	1,167.70	3.12	.58
Class F-2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class F-3 – actual return	1,000.00	1,168.04	2.58	.48
Class F-3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A – actual return	1,000.00	1,166.07	4.57	.85
Class 529-A – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class 529-C – actual return	1,000.00	1,161.65	8.47	1.58
Class 529-C – assumed 5% return	1,000.00	1,016.96	7.90	1.58
Class 529-E – actual return	1,000.00	1,164.63	5.69	1.06
Class 529-E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class 529-T – actual return	1,000.00	1,167.49	3.28	.61
Class 529-T – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 529-F-1 – actual return	1,000.00	1,167.07	3.44	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 529-F-2 – actual return	1,000.00	1,167.33	3.22	.60
Class 529-F-2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-F-3 – actual return	1,000.00	1,167.72	2.90	.54
Class 529-F-3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-1 – actual return	1,000.00	1,161.70	8.41	1.57
Class R-1 – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class R-2 – actual return	1,000.00	1,161.58	8.41	1.57
Class R-2 – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class R-2E – actual return	1,000.00	1,163.31	6.97	1.30
Class R-2E – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-3 – actual return	1,000.00	1,164.33	6.01	1.12
Class R-3 – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class R-4 – actual return	1,000.00	1,166.05	4.40	.82
Class R-4 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class R-5E – actual return	1,000.00	1,167.28	3.44	.64
Class R-5E – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 – actual return	1,000.00	1,167.51	2.85	.53
Class R-5 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-6 – actual return	1,000.00	1,168.19	2.58	.48
Class R-6 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

44	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	45

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American Funds Global Balanced Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Global Balanced Fund	47

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48	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	49

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50	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center
Drive Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member of FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 30, 2021